Goodwill and Other Intangibles - Goodwill by Business Segment (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance, December 31, 2019	$ 605.8	$ 634.0	$ 596.1
Foreign currency translation and other	5.9	(28.2)	(11.1)
Balance, September 30, 2020	611.7	605.8	634.0
Americas
Goodwill [Roll Forward]
Balance, December 31, 2019	371.5	396.5	356.4
Foreign currency translation and other	(1.3)	(25.0)	1.9
Balance, September 30, 2020	370.2	371.5	396.5
Asia Pacific
Goodwill [Roll Forward]
Balance, December 31, 2019	50.3	50.9	53.1
Foreign currency translation and other	3.0	(0.6)	(2.5)
Balance, September 30, 2020	53.3	50.3	$ 50.9
Europe, Middle East, & Africa
Goodwill [Roll Forward]
Balance, December 31, 2019	184.0
Foreign currency translation and other	4.2
Balance, September 30, 2020	$ 188.2	$ 184.0